Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried at Fair Value (Details) - Level 3 - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Other assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	$ 1,495	$ 1,435	$ 1,483	$ 1,717
Change in fair value included in earnings	(21)	0	(18)	(56)
Change in fair value included in other comprehensive income	2	0	0	0
Purchases/Issuances	8	13	54	214
Sales	0	0	(10)	(7)
Maturities/Settlement	(24)	(15)	(49)	(435)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	1,460	1,433	1,460	1,433
Change in unrealized gains (losses) recorded in income for instruments still held	(21)	0	(18)	(52)
Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	26	24	25	12
Change in fair value included in earnings	(14)	(5)	(11)	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	16	0	48
Sales	0	0	0	0
Maturities/Settlement	0	(1)	0	(43)
Transfers into Level 3	0	0	4	17
Transfers out of Level 3	(5)	0	(11)	0
Assets at end of period	7	34	7	34
Change in unrealized gains (losses) recorded in income for instruments still held	(14)	(5)	(11)	0
Foreign exchange contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	19	0	2	10
Change in fair value included in earnings	(15)	0	2	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	16	0	48
Sales	0	0	0	0
Maturities/Settlement	0	0	0	(42)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	4	16	4	16
Change in unrealized gains (losses) recorded in income for instruments still held	(15)	0	2	0
Commodity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	9	13	2
Change in fair value included in earnings	1	(7)	(12)	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	1	2	1	2
Change in unrealized gains (losses) recorded in income for instruments still held	1	(7)	(12)	0
Equity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	7	14	10	0
Change in fair value included in earnings	0	2	(1)	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	4	16
Transfers out of Level 3	(5)	0	(11)	0
Assets at end of period	2	16	2	16
Change in unrealized gains (losses) recorded in income for instruments still held	0	2	(1)	0
Credit default swaps | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	1	0	0
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	(1)	0	(1)
Transfers into Level 3	0	0	0	1
Transfers out of Level 3	0	0	0	0
Assets at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Other Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	135	0	0	0
Change in fair value included in earnings	63	0	86	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	112	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	198	0	198	0
Change in unrealized gains (losses) recorded in income for instruments still held	63	0	86	0
Derivative Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	21	1	5	7
Change in fair value included in earnings	17	0	33	(4)
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	(1)
Transfers into Level 3	0	0	5	1
Transfers out of Level 3	(5)	(1)	(10)	(3)
Liabilities at end of period	33	0	33	0
Change in unrealized gains (losses) recorded in income for instruments still held	17	0	33	(4)
Derivative Liabilities | Foreign exchange contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	8	0	0	0
Change in fair value included in earnings	19	0	27	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	27	0	27	0
Change in unrealized gains (losses) recorded in income for instruments still held	19	0	27	0
Derivative Liabilities | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	8	0	0	4
Change in fair value included in earnings	(4)	0	4	(4)
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	4	0	4	0
Change in unrealized gains (losses) recorded in income for instruments still held	(4)	0	4	(4)
Derivative Liabilities | Equity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	5	1	5	2
Change in fair value included in earnings	1	0	1	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	5	1
Transfers out of Level 3	(5)	(1)	(10)	(3)
Liabilities at end of period	1	0	1	0
Change in unrealized gains (losses) recorded in income for instruments still held	1	0	1	0
Derivative Liabilities | Credit default swaps
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	0	0	1
Change in fair value included in earnings	1	0	1	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	(1)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	1	0	1	0
Change in unrealized gains (losses) recorded in income for instruments still held	1	0	1	0
Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at end of period	6,364		6,364
Trading Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	5	0	4
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	7
Sales	0	(5)	0	(5)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	(6)
Assets at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Trading Securities | NHA MBS, U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	5	0	0
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	5
Sales	0	(5)	0	(5)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Trading Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	0	0	4
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	2
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	(6)
Assets at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
FVTPL Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,821	5,293	5,824	4,934
Change in fair value included in earnings	37	(25)	(130)	(120)
Change in fair value included in other comprehensive income	78	10	3	(11)
Purchases/Issuances	389	288	923	904
Sales	(140)	(55)	(504)	(194)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	73	0
Transfers out of Level 3	(2)	(42)	(6)	(44)
Assets at end of period	6,183	5,469	6,183	5,469
Change in unrealized gains (losses) recorded in income for instruments still held	94	20	42	37
FVTPL Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,818	5,257	5,824	4,899
Change in fair value included in earnings	28	(25)	(139)	(121)
Change in fair value included in other comprehensive income	78	10	3	(11)
Purchases/Issuances	389	288	920	902
Sales	(140)	(55)	(504)	(194)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	73	0
Transfers out of Level 3	(2)	(6)	(6)	(6)
Assets at end of period	6,171	5,469	6,171	5,469
Change in unrealized gains (losses) recorded in income for instruments still held	85	20	33	36
FVTPL Securities | Corporate debt
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	3	36	0	35
Change in fair value included in earnings	9	0	9	1
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	3	2
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(36)	0	(38)
Assets at end of period	12	0	12	0
Change in unrealized gains (losses) recorded in income for instruments still held	9	0	9	1
FVOCI securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	189	189	192	177
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	4	0	0	(15)
Purchases/Issuances	0	1	1	28
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	193	190	193	190
FVOCI securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	189	189	192	177
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	4	0	0	(15)
Purchases/Issuances	0	1	1	28
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	193	190	193	190
Loans: Business and government
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	314	382	324	302
Change in fair value included in earnings	1	(17)	4	(15)
Change in fair value included in other comprehensive income	10	0	(26)	(1)
Purchases/Issuances	0	0	23	56
Sales	0	0	0	0
Maturities/Settlement	(15)	(46)	(15)	(52)
Transfers into Level 3	0	0	0	29
Transfers out of Level 3	0	0	0	0
Assets at end of period	310	319	310	319
Change in unrealized gains (losses) recorded in income for instruments still held	$ 1	$ (17)	$ 4	$ (15)